Patent and Trademarks (Tables)	12 Months Ended
Dec. 31, 2015
Patent and Trademarks [Abstract]
Schedule of Patent and Trademarks
	2015	2014
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	172,457	170,937
New patents and trademarks	58,469	90,202
Accumulated amortization	(328,042)	(260,285)
Patent rights and intangible assets, net	$832,884	$930,854